SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Class of Stock [Line Items]
Share capital			$ 545	$ 545
Shares issued (in shares)			54,520,325	54,520,325
Par value (in dollars per share)			$ 0.01	$ 0.01
Additional paid in capital			$ 704,300	$ 704,300
Contributed Surplus			$ 221,268	140,130
O 2025 Q4 dividends
Class of Stock [Line Items]
Dividends paid (in dollars per share)			$ 0.75
O 2026 Q1 dividends
Class of Stock [Line Items]
Dividends paid (in dollars per share)		$ 0.75
Contributed Surplus
Class of Stock [Line Items]
Adjustments to additional paid in capital, transfer from contributed surplus	$ (200,000)			0	$ (200,000)
Additional paid in capital
Class of Stock [Line Items]
Adjustments to additional paid in capital, transfer from contributed surplus				$ 0	$ 200,000